Business acquisitions and dispositions - Narrative (Details) $ in Millions, $ in Millions			6 Months Ended		7 Months Ended		12 Months Ended
	Oct. 04, 2024 CAD ($) advertising_display	May 03, 2023 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Jul. 02, 2024 CAD ($)	Jun. 10, 2024 CAD ($)	Jun. 07, 2024 CAD ($)	Jun. 01, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred, net of cash acquired														$ 156
Number of advertising displays to be disposed | advertising_display	669
Estimated proceeds from disposition of advertising displays	$ 14
Disposal of non-current assets or disposal classified as held for sale and discontinued operations, consideration expected												$ 1,000
Consideration payable, term														2 years
Production Studios
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests sold		63.00%						63.00%
Proceeds from sale of operations		$ 211						$ 211
Gain recognised on disposal of assets or disposal groups constituting discontinued operation		79						79
Tax expense recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		$ 17
Forecast
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value									$ 7,000	$ 5,100
Consideration transferred, liabilities assumed, debt									2,000	1,450
Proceeds from sale of operations			$ 54
OUTEDGE
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date													$ 429
Cash transferred, net of cash acquired													418
Revenue of acquiree since acquisition date					$ 65
Revenue of combined entity as if combination occurred at beginning of period							$ 24,457
Consideration transferred, acquisition-date fair value													$ 429
Stratejm
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date											$ 78
Cash transferred, net of cash acquired											73
Revenue of acquiree since acquisition date				$ 10
Revenue of combined entity as if combination occurred at beginning of period							24,421
Contingent consideration											11
Contingent consideration, maximum amount payable											20
Business acquisition, contingent consideration, liability				11	11		11
Consideration transferred, acquisition-date fair value											$ 89
Zipfy Fiber | Forecast
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date									$ 5,000	$ 3,650
FX Innovation
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date														$ 157
Revenue of acquiree since acquisition date						$ 50
Revenue of combined entity as if combination occurred at beginning of period								$ 24,715
Contingent consideration														6
Contingent consideration, maximum amount payable														7
Business acquisition, contingent consideration, liability				$ 2	$ 2		$ 2
Consideration transferred, acquisition-date fair value														163
Cash consideration payable														$ 12